Loss per share (Tables)	12 Months Ended
Dec. 31, 2019
Loss per share
Schedule of basic and diluted loss per share

	2019	2018

Net loss for the year	$20,192,250	$20,762,989
Weighted average number of common shares	11,098,719	10,039,565
Basic and diluted loss per share	$1.82	$2.07